HSBC Holdings statement of changes in equity - USD ($) $ in Millions	Total		Other equity instruments		Retained earnings	[1],[2]	Merger and other reserves	[2],[3]	HSBC Holdings		HSBC Holdings Called up share capital		HSBC Holdings Share premium	HSBC Holdings Other equity instruments		HSBC Holdings Retained earnings	[4],[5]	HSBC Holdings Merger and other reserves
Equity beginning of period at Dec. 31, 2020	$ 204,995		$ 22,414		$ 140,572		$ 26,935		$ 146,800		$ 10,347		$ 14,277	$ 22,414		$ 65,005		$ 34,757
Profit for the year	14,693	[6],[7]			13,917				10,834							10,834
Other comprehensive income/(expense) for the year, net of tax	(4,967)	[7]			661				267							267
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	531	[7]			531				267							267
Total comprehensive income/(expense) for the year	9,726	[7]			14,578				11,101							11,101
Shares issued under employee share plans	18				(336)				251		29		325			(103)
Capital securities issued	1,996		2,000		(4)				1,980					2,000		(20)
Cancellation of shares	(2,004)				(2,004)		60		(2,004)		(60)					(2,004)		60
Dividends to shareholders	(6,383)				(5,790)				(5,790)							(5,790)
Redemption of securities	(2,000)		(2,000)						(2,000)					(2,000)
Transfers	0				(3,065)		3,065		0	[8]						(3,065)	[8]	3,065	[8]
Other movements	(38)				40				(8)							(8)
Equity end of period at Dec. 31, 2021	196,318	[9]	22,414		135,236		30,060		150,330		10,316		14,602	22,414		65,116		37,882
Profit for the year	16,249	[6],[7]			15,559				12,357							12,357
Other comprehensive income/(expense) for the year, net of tax	(17,242)	[7]			1,403		174		326							326
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	1,922	[7]			1,922				326							326
Total comprehensive income/(expense) for the year	(993)	[7]			16,962		174		12,683							12,683
Shares issued under employee share plans	0				(67)				(94)		5		62			(161)
Capital securities issued									0
Cancellation of shares	0						174		(1,001)		(174)					(1,001)		174
Dividends to shareholders	(6,970)				(6,544)				(6,544)							(6,544)
Redemption of securities	(2,266)		(2,668)		402				(2,266)					(2,668)		402
Transfers	0				(2,499)		2,499		0	[8]						(2,499)	[8]	2,499	[8]
Other movements	(292)				(481)		302		0
Equity end of period at Dec. 31, 2022	185,197	[9]	19,746		142,409		33,209		153,108		10,147		14,664	19,746		67,996		40,555
Profit for the year	24,559	[6]			23,533				9,212							9,212
Other comprehensive income/(expense) for the year, net of tax	4,983				114		1		(124)							(124)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(1,219)				(1,220)				(124)							(124)
Total comprehensive income/(expense) for the year	29,542				23,647		1		9,088							9,088
Shares issued under employee share plans	0				(79)				(249)		5		74			(328)
Capital securities issued	1,996	[10]	1,996	[10]					1,980	[11]				1,980	[11]
Cancellation of shares	0						521		(7,025)	[12]	(521)	[12]				(7,025)	[12]	521	[12]
Dividends to shareholders	(12,196)				(11,593)				(11,593)							(11,593)
Redemption of securities	(4,003)	[13]	(4,023)	[13]	20	[13]			(4,003)	[14]				(4,023)	[14]	20	[14]
Transfers	0	[15]			5,130	[15]	(5,130)	[15]	0	[8]						5,130	[8]	(5,130)	[8]
Other movements	(1,383)				(843)				0
Equity end of period at Dec. 31, 2023	$ 192,610	[9]	$ 17,719		$ 152,148		$ 28,601		$ 141,306		$ 9,631		$ 14,738	$ 17,703		$ 63,288		$ 35,946

[1]	At 31 December 2023, retained earnings included 256,289,431 treasury shares (2022: 554,452,437; 2021: 558,397,704). These include treasury shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and
Securities Services.

[2]	Cumulative goodwill amounting to $5,138m was charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including
$3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m was charged against retained earnings.

[3]	Statutory share premium relief under section 131 of the Companies Act 1985 was taken in respect of the acquisition of HSBC Bank plc in 1992,
HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC
Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited, following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.

[4]	At 31 December 2023, retained earnings included 20,018,490 ($100m) treasury shares (2022: 331,874,221 ($2,615m); 2021: 329,871,829 ($2,542m)).
[5]	Retained earnings include unrealised profits from intercompany transactions and share-based payment reserves, which are excluded from distributable reserves. Distributable reserves include the distributable portions of retained earnings and the merger reserve. Distributable reserves are reduced by ordinary dividend payments, distributions on additional tier 1 instruments, share buy-backs and impairments in investments in subsidiaries. They are increased by profits and the realisation of retained earnings or merger reserves upon impairment of an associated investment in subsidiary.

[6]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[7]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[8]	At 31 December 2023, an impairment of $5,512m of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$5,130m from the merger reserve to retained earnings, and a realisation of $382m share-based payment reserve within retained earnings. In 2022, a part-reversal of the impairment resulted in a transfer from retained earnings back to the merger reserve of $2,499m (2021: $3,065m).

[9]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[10]	In March 2023, HSBC Holdings issued $2,000m 8.000% contingent convertible securities on which there were $4m of external issue costs.
[11]	In March 2023, HSBC Holdings issued $2,000m 8.000% contingent convertible securities, on which there were $20m of issue costs.
[12]	In May 2023, HSBC announced a share buy-back of up to $2.0bn, which was completed in July 2023. In August 2023, HSBC announced another share buy-back of up to $2.0bn, which was completed in October 2023. In October 2023, HSBC further announced a share buy-back of up to $3.0bn, which was completed in February 2024.

[13]	In March 2023, HSBC Holdings redeemed $2,350m 6.250% contingent convertible securities. In September 2023, HSBC Holdings further redeemed
€1,000m 6.000% and SGD750m 5.000% contingent convertible securities.

[14]	n March 2023, HSBC Holdings redeemed $2,350m 6.250% contingent convertible securities. In September 2023, HSBC Holdings further redeemed
€1,000m 6.000% and SGD750m 5.000% contingent convertible securities.

[15]	At 31 December 2023, an impairment of $5,512m of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$5,130m from the merger reserve to retained earnings and a realisation of $382m shared-based payment reserve within retained earnings.